Dividends (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Dividends [abstract]
Summary of Interim Financial Reporting

			2023			2022			2021
	Paid/payable	Dividend per share (pence)	Total dividend £m	Paid	Dividend per share (pence)	Total dividend £m	Paid	Dividend per share (pence)	Total dividend £m
First interim	13 July 2023	14.00	567	1 July 2022	17.50	704	8 July 2021	23.75	951
Second interim	12 October 2023	14.00	568	6 October 2022	16.25	654	7 October 2021	23.75	951
Third interim	11 January 2024	14.00	568	12 January 2023	13.75	555	13 January 2022	23.75	952
Fourth interim	11 April 2024	16.00	649	13 April 2023	13.75	557 *	7 April 2022	28.75	1,157
Total		58.00	2,352		61.25	2,470		100	4,011
*    The estimate for the fourth interim dividend for 2022 disclosed in the 2022 annual report was £555 million, £2 million less than the dividend that was ultimately paid.

Summary of Dividends to Shareholders
The amounts recognised in each year were as follows:

	2023 £m	2022 £m	2021 £m
Cash dividends to shareholders	2,247	3,467	3,999
Dividends in specie to shareholders in Haleon plc shares (Note 41)	–	15,526	–
	2,247	18,993	3,999